Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 7,728,000	$ 6,699,000	$ 4,723,000
Options vest increments per year	25.00%
Total Compensation cost related to non-vested share options and restricted stock unit not yet recognized	$ 157,000
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year
Closing common share price	$ 31.01
Aggregate intrinsic value of all options exercisable and outstanding	$ 8,923,000
Aggregate intrinsic value of all options exercised	$ 3,044,000	5,513,000	710,000
Weighted average contractual life of share options exercisable	4 years 1 month 24 days
Weighted average contractual life of share options outstanding	4 years 4 months 6 days
Assumed dividend	$ 0
Risk free interest rate maturity period	3 years
Stock Options And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 7,728,000	6,699,000	$ 4,723,000
RSU | Employees | Prior to 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	25.00%
Vesting period	4 years
RSU | Employees | During 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	33.33%
Vesting period	3 years
RSU | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
PSU | Certain Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Time-based RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation cost related to non-vested share options and restricted stock unit not yet recognized	$ 14,194,000
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year 8 months 12 days
Market-based RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation cost related to non-vested share options and restricted stock unit not yet recognized	$ 14,194,000
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	1 year 8 months 12 days
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 7,353,000	$ 6,470,000	$ 4,257,000
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,817,502
2019 Plan | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years